Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Shareholder's Equity [Line Items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes information about the stock options outstanding and exercisable:

	Year ended December 31, 2021		Year ended December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at beginning of the year	2,455,002	$2.89	3,518,335	$3.26

Granted during the year	3,085,000	0.63	-	-

Expired during the year	(200,000)	6.66	(980,000)	4.29

Forfeited during the year	(660,001)	2.08	(83,333)	2.17

Balance at end of the year	4,680,001	$1.36	2,455,002	$2.89

Options exercisable at the end of the year	1,531,667	$2.72	1,711,669	$3.51

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The fair value of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below for options granted during the year ended December 31, 2021. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. A total of 3,085,000 stock options were issued during the year ended December 31, 2021 of which 1,085,000 stock options were issued on February 3, 2021 vesting 1/3 on February 3, 2022, 1/3 on February 3, 2023 and 1/3 on February 3, 2024 and 2,000,000 stock options were issued on November 15, 2021 vesting 1/3 on November 15, 2022, 1/3 on November 15, 2023 and 1/3 on November 15, 2024

December 31, 2021

Exercise price	$0.62 - $0.65

Expected volatility	59.38% - 64.20%

Expected option life	5 years

Contractual option life	5 years

Expected forfeiture	none

Expected dividend yield	0%

Risk-free interest rate	0.46% - 1.48%

Weighted average fair value per share granted	$0.32

Disclosure of number and weighted average exercise prices of other equity instruments
The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2021		December 31, 2020
RSU	Number of units	Weighted average value grant date fair value	Number of units	Weighted average value grant date fair value

Balance at beginning of year	863,333	$1.13	1,065,000	$1.31

Awards and payouts during the period (net):

RSUs awarded	1,000,000	0.64	-	-

RSUs settled and common shares issued	(206,667)	1.06	(98,334)	2.79

RSUs forfeited	(229,999)	0.65	(103,333)	1.36

Balance at end of the year*	1,426,667	$0.87	863,333	$1.13
*As at December 31, 2021, 420,002 RSUs (2020 - 287,778 RSUs) have vested and have not yet been settled.

Explanation of effect of share-based payments on entity's profit or loss
The share-based payments recognized as an expense for the years ended December 31, 2021 and 2020 are as follows:

	Year ended	Year ended

	December 31, 2021	December 31, 2020
Expense recognized in the year for share-based payments	$868	$983

Earnings per share
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Year ended December 31, 2021	Year ended December 31, 2020
Numerator

Net income (loss) for the year	$276,167	$(263,429)

Effect of dilutive securities	534	-
	$276,701	$(263,429)

Denominator

For basic - weighted average number of shares outstanding	210,526,871	210,406,658

Effect of dilutive securities	1,426,667	-

For diluted - adjusted weighted average number of shares outstanding	211,953,538	210,406,658

Earnings (loss) Per Share

Basic	$1.31	$(1.25)
Diluted	$1.31	$(1.25)

Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Earnings per share
The following tables reflect the number of stock options outstanding, the weighted average of stock options outstanding, and the exercise price of stock options outstanding at December 31, 2021.

At December 31, 2021
Expiry Date	Black-Scholes Value	Number of Options	Number of Exercisable Options	Exercise Price

February 5, 2022	171	100,000	100,000	5.86

December 21, 2022	644	605,000	605,000	3.48

June 30, 2023	203	200,000	200,000	3.30

December 27, 2024	372	930,000	626,667	1.30

February 2, 2026	268	845,001	-	0.65

November 15, 2026	675	2,000,000	-	0.62

	$2,333	4,680,001	1,531,667	$1.36